Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2017
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 14, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED SEPTEMBER 30, 2017, OF

WESTERN ASSET ADJUSTABLE RATE INCOME FUND (THE “FUND”)

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective September 7, 2018, Class A shares of the fund will be available for purchase without an initial sales charge. In addition, Class C shares of the fund will be closed to new purchases, except for new purchases by Retirement Plans (as defined in the fund’s Prospectus) and incoming exchanges by eligible Retirement Plans. Additional Class C shares may be acquired through the reinvestment of dividends. Current Class C shareholders may continue to hold their Class C shares. Also, effective September 7, 2018, Class C and Class C1 shares of the fund will be eligible to exchange for Class A shares of the fund, subject to any applicable contingent deferred sales charge with respect to any Class C shares being exchanged.

Effective September 7, 2018, the following replaces the table labeled “Shareholder fees” and related footnotes and the expense example in the section of the fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None	1.00	None	None	None	None	None
Small account fee[2]	$15	$15	$15	None	None	None	None

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	86	268	466	1,038
Class C (with redemption at end of period)	266	523	904	1,974
Class C (without redemption at end of period)	166	523	904	1,974
Class C1 (with or without redemption at end of period)	140	445	772	1,698
Class FI (with or without redemption at end of period)	90	313	554	1,246
Class R (with or without redemption at end of period)	115	390	687	1,532
Class I (with or without redemption at end of period)	54	195	350	799
Class IS (with or without redemption at end of period)	44	173	314	723

Western Asset Adjustable Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 14, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED SEPTEMBER 30, 2017, OF

WESTERN ASSET ADJUSTABLE RATE INCOME FUND (THE “FUND”)

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective September 7, 2018, Class A shares of the fund will be available for purchase without an initial sales charge. In addition, Class C shares of the fund will be closed to new purchases, except for new purchases by Retirement Plans (as defined in the fund’s Prospectus) and incoming exchanges by eligible Retirement Plans. Additional Class C shares may be acquired through the reinvestment of dividends. Current Class C shareholders may continue to hold their Class C shares. Also, effective September 7, 2018, Class C and Class C1 shares of the fund will be eligible to exchange for Class A shares of the fund, subject to any applicable contingent deferred sales charge with respect to any Class C shares being exchanged.

Effective September 7, 2018, the following replaces the table labeled “Shareholder fees” and related footnotes and the expense example in the section of the fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None	1.00	None	None	None	None	None
Small account fee[2]	$15	$15	$15	None	None	None	None

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	86	268	466	1,038
Class C (with redemption at end of period)	266	523	904	1,974
Class C (without redemption at end of period)	166	523	904	1,974
Class C1 (with or without redemption at end of period)	140	445	772	1,698
Class FI (with or without redemption at end of period)	90	313	554	1,246
Class R (with or without redemption at end of period)	115	390	687	1,532
Class I (with or without redemption at end of period)	54	195	350	799
Class IS (with or without redemption at end of period)	44	173	314	723

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Western Asset Adjustable Rate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[2]
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,038
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	466
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,038
Western Asset Adjustable Rate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[2]
1 year	rr_ExpenseExampleYear01	266
3 years	rr_ExpenseExampleYear03	523
5 years	rr_ExpenseExampleYear05	904
10 years	rr_ExpenseExampleYear10	1,974
1 year	rr_ExpenseExampleNoRedemptionYear01	166
3 years	rr_ExpenseExampleNoRedemptionYear03	523
5 years	rr_ExpenseExampleNoRedemptionYear05	904
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,974
Western Asset Adjustable Rate Income Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[2]
1 year	rr_ExpenseExampleYear01	140
3 years	rr_ExpenseExampleYear03	445
5 years	rr_ExpenseExampleYear05	772
10 years	rr_ExpenseExampleYear10	1,698
1 year	rr_ExpenseExampleNoRedemptionYear01	140
3 years	rr_ExpenseExampleNoRedemptionYear03	445
5 years	rr_ExpenseExampleNoRedemptionYear05	772
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,698
Western Asset Adjustable Rate Income Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[2]
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	313
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	1,246
1 year	rr_ExpenseExampleNoRedemptionYear01	90
3 years	rr_ExpenseExampleNoRedemptionYear03	313
5 years	rr_ExpenseExampleNoRedemptionYear05	554
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,246
Western Asset Adjustable Rate Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[2]
1 year	rr_ExpenseExampleYear01	115
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	687
10 years	rr_ExpenseExampleYear10	1,532
1 year	rr_ExpenseExampleNoRedemptionYear01	115
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	687
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,532
Western Asset Adjustable Rate Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[2]
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	350
10 years	rr_ExpenseExampleYear10	799
1 year	rr_ExpenseExampleNoRedemptionYear01	54
3 years	rr_ExpenseExampleNoRedemptionYear03	195
5 years	rr_ExpenseExampleNoRedemptionYear05	350
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 799
Western Asset Adjustable Rate Income Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	none	[2]
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	173
5 years	rr_ExpenseExampleYear05	314
10 years	rr_ExpenseExampleYear10	723
1 year	rr_ExpenseExampleNoRedemptionYear01	44
3 years	rr_ExpenseExampleNoRedemptionYear03	173
5 years	rr_ExpenseExampleNoRedemptionYear05	314
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 723

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.